Prepaid Deposit (Details Narrative) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Prepaid Deposit Details Narrative
Prepaid deposits	$ 4,278	$ 0
Prepaid to a third party	3,700
Security deposit for the lease commitment	$ 578